Acquisitions, Investments and Dispositions - Imagina Media Audiovisual, S.L. (Details) $ in Thousands, € in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 MXN ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 MXN ($)
Disclosure of associates
Recognized gain on disposition of investment		$ 3,513,829
Imagina
Disclosure of associates
Proportion of sale of ownership interest in associate	19.90%
Sale consideration					€ 284.5	$ 6,603,751
Cash consideration received for the disposal of assets and liabilities					251.3	5,832,360
Amount held in Escrow for litigation costs			€ 15.6	$ 351,913	€ 33.2	$ 771,391
Recognized gain on disposition of investment		$ 3,513,829
Amount released from escrow			16.1	366,354
Amount used for escrow			€ 1.5	$ 33,558